Right-of-Use Assets and Operating Lease Liabilties (Details) - Shedule of total operating lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shedule Of Total Operating Lease Liabilities Abstract
Current portion	$ 1,774,192	$ 2,366,045
Non-current portion	2,340,075
Operating lease liabilities	$ 4,114,267	$ 2,366,045